Stockholders' Equity and Members' Equity - Members' Equity (Predecessor) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 item shares
Preferred units outstanding		6,827,701
Preferred Units [Member]
Conversion ratio	0.01
Preferred units outstanding		6,817,701
Number of predecessor companies preferred units outstanding on consolidated basis | item		4
Redemption period		1 year
Distributions payment term	15 days
Fee based income distribution percentage	20.00%
Preferred Units [Member] | Preferred Unit Holders Member
Residual earnings distribution percentage	80.00%
Preferred Units [Member] | Manager Member
Residual earnings distribution percentage	20.00%